Nature of Business and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Description of Business, Organization, and Principles of Consolidation
Description of Business, Organization, and Principles of Consolidation
MAIA Biotechnology, Inc. and Subsidiaries (collectively, “the Company”) is a biopharmaceutical company that develops oncology drug candidates to improve and extend the lives of people with cancer. MAIA Biotechnology, Inc. (“MAIA”) was incorporated in the state of
Delaware
on August 3, 2018. These consolidated financial statements include the accounts of MAIA and its subsidiaries, as follows:

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THIO Therapeutics, Inc. (“THIO”), incorporated in the state of Delaware on November 26, 2018. On August 13, 2021, MAIA and THIO completed a plan of reorganization in which THIO merged with and into MAIA. Prior to the merger, MAIA owned 93.3% of the outstanding shares of THIO common stock, which were canceled in connection with the merger. The remaining 6.7% minority stockholder of THIO received one share of MAIA common stock for each share of THIO common stock owned prior to the merger.

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DGD Pharmaceuticals Corporation (“DGD”), incorporated in the state of Delaware of April 1, 2019. In July 2020, the board of directors approved the dissolution of DGD, and shortly thereafter also approved a special dividend/return of capital to its stockholders. On August 13, 2021, DGD was officially dissolved via a filing of a Certificate of Dissolution with the state of Delaware.

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MAIA Drug Development Corporation (“MAIA DD”) incorporated in the state of Texas on September 10, 2018, and was 100% owned by MAIA, until MAIA DD was legally dissolved in July 2021. The operations of MAIA DD were nominal.

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In July 2021, the Company established a wholly owned Australian subsidiary, MAIA Biotechnology Australia Pty Ltd, to conduct various pre-clinical and clinical activities for the development of the Company’s product candidates.

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In April 2022, the Company established a wholly owned Romanian subsidiary, MAIA Biotechnology Romania S.R.L., to conduct various pre-clinical and clinical activities for the development of the Company’s product candidates.

Description of Business, Organization, and Principles of Consolidation
MAIA Biotechnology, Inc. and Subsidiaries (collectively, “the Company”) is a biopharmaceutical company that develops oncology drug candidates to improve and extend the lives of people with cancer. MAIA Biotechnology, Inc. (“MAIA”) was incorporated in the state of Delaware on August 3, 2018. These consolidated financial statements include the accounts of MAIA and its subsidiaries, as follows:

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THIO Therapeutics, Inc. (“THIO”), incorporated in the state of Delaware on November 26, 2018. On August 13, 2021, MAIA and THIO completed a plan of reorganization in which THIO merged with and into MAIA. Prior to the merger, MAIA owned 93.3% of the outstanding shares of THIO common stock, which were canceled in connection with the merger. The remaining 6.7% minority stockholder of THIO received one share of MAIA common stock for each share of THIO common stock owned prior to the merger.

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DGD Pharmaceuticals Corporation (“DGD”), incorporated in the state of Delaware of April 1, 2019. In July 2020, the board of directors approved the dissolution of DGD, and shortly thereafter also approved a special dividend/return of capital to its stockholders. On August 13, 2021, DGD was officially dissolved via a filing of a Certificate of Dissolution with the state of Delaware.

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MAIA Drug Development Corporation (“MAIA DD”) incorporated in the state of Texas on September 10, 2018, and was 100% owned by MAIA, until MAIA DD was legally dissolved in July 2021. The operations of MAIA DD were nominal.

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In July 2021, the Company established a wholly owned Australian subsidiary, MAIA Biotechnology Australia Pty Ltd, to conduct various pre-clinical and clinical activities for the development of the Company’s product candidates.

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In April 2022, the Company established a wholly owned Romanian subsidiary, MAIA Biotechnology Romania S.R.L., to conduct various pre-clinical and clinical activities for the development of the Company’s product candidates.

Liquidity
Liquidity
At December 31, 2022, the Company had working capital of $8,539,131, an accumulated deficit of $44,207,272, cash of $10,950,927 and current liabilities of $3,268,906. Since inception the Company has experienced net losses and negative cash flows from operations each fiscal year. The Company has no revenues and expects to continue to incur operating losses for the foreseeable future, and may never become profitable. The Company is dependent on its ability to continue to raise equity and/or debt financing to continue operations, and the attainment of profitable operations.
During January and February 2022, the Company sold 263,729 shares of common stock at $9 per share for gross proceeds of $2,373,561 before transaction costs and expenses. During May 2022, the company sold 11,111 shares of common stock at $9 per share for gross proceeds of $99,999. The Company commenced trading on July 28, 2022 on the NYSE American under the ticker symbol “MAIA.” The Company sold 2,000,000 shares of common stock at $5 per share for gross proceeds of $10,000,000 in the initial public offering. On August 3, 2022, the Company sold an additional 300,000 shares of common stock at $5 per share for gross proceeds of $1,500,000 per the overallotment option for the underwriter. After deducting $2,406,170 for cash issuance costs, net proceeds from the offering and overallotment were $9,093,830.

Going Concern Considerations
Going Concern Considerations
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
To date the Company has incurred recurring losses, negative cash flow from operations and has accumulated a deficit of $48,324,148 from the Company’s inception through March 31, 2023. As of March 31, 2023, the Company had $7,586,312 in cash and cash equivalents.
To meet the Company’s future working capital needs, the Company will need to raise additional equity or enter into debt financing. While the Company has historically been able to raise additional capital through issuance of equity and/or debt financing, and while the Company has implemented a plan to control its expenses in order to satisfy its obligations due within one year from the date of issuance of these financial statements, the Company cannot guarantee that it will be able to raise additional equity, raise debt, or contain expenses. Accordingly, there is substantial doubt about the Company’s ability to continue as a going concern within one year after these financial statements are issued.

Going Concern Considerations
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
To date the Company has incurred recurring losses, negative cash flow from operations and has accumulated a deficit of $44,207,272 from the Company’s inception through December 31, 2022. As of December 31, 2022, the Company had approximately $10,951,000 million in cash and cash equivalents.
To meet the Company’s future working capital needs, the Company will need to raise additional equity or enter into debt financing. While the Company has historically been able to raise additional capital through issuance of equity and/or debt financing, and while the Company has implemented a plan to control its expenses in order to satisfy its obligations due within one year from the date of issuance of these financial statements, the Company cannot guarantee that it will be able to raise additional equity, raise debt, or contain expenses. Accordingly, there is substantial doubt about the Company’s ability to continue as a going concern within one year after these financial statements are issued.

Impact of the COVID-19 Pandemic on our Operations
Impact of the COVID-19 Pandemic on our Operations
On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 Outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 Outbreak as a pandemic, based on the rapid increase in exposure globally.
The full impact of the COVID-19 Outbreak continues to evolve as of the date of this report. As a result, we cannot estimate the full magnitude that the pandemic will have on our business. If the COVID-19 Outbreak continues, it may have a material adverse effect on our financial condition, liquidity, and future results of operations for the future. We are actively monitoring the impact of the global pandemic on our financial condition, liquidity, operations, industry, and workforce. Given the daily evolution of the COVID-19 Outbreak and the global responses to curb its spread, we are not able to estimate the effects of the COVID-19 Outbreak on our results of operations, financial condition, or liquidity for the future. One of our clinical studies is taking place in Australia, which initially imposed one of the strictest COVID-19-related measures, including lock-downs. While we are not currently experiencing any delays or increased costs as a result of these measures, we may do so in the future.

Basis of Presentation
Basis of Presentation
Basis of presentation and consolidation principles
The accompanying condensed consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) have been condensed or omitted pursuant to such rules and regulations. The condensed consolidated financial statements may not include all disclosures required by GAAP; however, the Company believes that the disclosures are adequate to make the information presented not misleading. These unaudited condensed financial statements should be read in conjunction with the audited financial statements and the notes thereto for the fiscal year ended December 31, 2022 included in the Company’s Annual Report on Form 10-K filed on March 24, 2023. The condensed consolidated balance sheet as of December 31, 2022 was derived from the audited financial statements.
In the opinion of management, all adjustments, consisting of only normal recurring adjustments that are necessary to present fairly the financial position, results of operations, and cash flows for the interim periods, have been made. The results of operations for the interim periods are not necessarily indicative of the operating results for the full fiscal year or any future periods.
The unaudited interim condensed consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries. All transactions and accounts between and among its subsidiaries have been eliminated. All adjustments and disclosures necessary for a fair presentation of these unaudited interim condensed consolidated financial statements have been included.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP” or “GAAP”). You should read the discussion and analysis together with such consolidated financial statements and the related notes thereto.
The consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries. All transactions and accounts between and among its subsidiaries have been eliminated. All adjustments and disclosures necessary for a fair presentation of these audited consolidated financial statements have been included.

Segment Information
Segment Information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision-maker in deciding how to allocate resources and assess performance. The Company and the Company’s chief operating decision-maker, the Company’s Chief Executive Officer, views the Company’s operations and manages its business as a single operating segment, which is the business of discovering and developing products for the treatment of immunotherapies for cancer.

Segment Information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision-maker in deciding how to allocate resources and assess performance. The Company and the Company’s chief operating decision-maker, the Company’s Chief Executive Officer, views the Company’s operations and manages its business as a single operating segment, which is the business of discovering and developing products for the treatment of immunotherapies for cancer.

Use of Estimates
Use of Estimates
The preparation of the Company’s unaudited interim condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant estimates in the Company’s financial statements relate to the valuation of common stock, stock options and warrants, the embedded features in convertible notes, and accruals for outsourced research and development activities. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations will be affected.

Use of Estimates
The preparation of the Company’s audited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant estimates in the Company’s financial statements relate to the valuation of common stock, stock options and warrants, accruals for outsourced research and development activities, and the valuation allowance of deferred tax assets. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations will be affected.

Certain Risks and Uncertainties
Certain Risks and Uncertainties
The Company’s activities are subject to significant risks and uncertainties including the risk of failure to secure additional funding to properly execute the Company’s business plan. The Company is subject to risks that are common to companies in the pharmaceutical industry, including, but not limited to, development by the Company or its competitors of new technological innovations, dependence on key personnel, reliance on third party manufacturers, protection of proprietary technology, and compliance with regulatory requirements.

Certain Risks and Uncertainties
The Company’s activities are subject to significant risks and uncertainties including the risk of failure to secure additional funding to properly execute the Company’s business plan. The Company is subject to risks that are common to companies in the pharmaceutical industry, including, but not limited to, development by the Company or its competitors of new technological innovations, dependence on key personnel, reliance on third party manufacturers, protection of proprietary technology, and compliance with regulatory requirements.

Foreign Currency Translation
Foreign Currency Translation
The financial statements of the Company’s foreign subsidiaries, where the local currency is the functional currency, are translated using exchange rates in effect as of the applicable balance sheet dates for assets and liabilities and average exchange rates during the period for results of operations. The resulting foreign currency translation adjustment is included in shareholders’ equity as accumulated other comprehensive loss.

Foreign Currency Translation
The financial statements of the Company’s foreign subsidiaries, where the local currency is the functional currency, are translated using exchange rates in effect as of the applicable balance sheet dates for assets and liabilities and average exchange rates during the period for results of operations. The resulting foreign currency translation adjustment, is included in shareholders’ equity as accumulated other comprehensive loss.

Off-Balance Sheet Risk and Concentrations of Credit Risk
Off-Balance Sheet Risk and Concentrations of Credit Risk
The Company has no significant off-balance sheet risks, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Cash accounts are maintained at financial institutions that potentially subject the Company to concentrations of credit risk. At March 31, 2023 and December 31, 2022, substantially all of the Company’s cash was deposited in accounts at one financial institution. The Company maintains its cash deposits, which at times may exceed the federally insured limits, with a reputable financial institution and, accordingly, the Company believes such funds are subject to minimal credit risk.

Off-Balance Sheet Risk and Concentrations of Credit Risk
The Company has no significant off-balance sheet risks, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Cash accounts are maintained at financial institutions that potentially subject the Company to concentrations of credit risk. At December 31, 2022 and 2021, substantially all of the Company’s cash was deposited in accounts at one financial institution. The Company maintains its cash deposits, which at times may exceed the federally insured limits, with a reputable financial institution and, accordingly, the Company believes such funds are subject to minimal credit risk.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with maturities of three months or less to be cash equivalents. As of March 31, 2023 and December 31, 2022, cash includes cash in a depository bank account; the Company has no cash equivalents as of March 31, 2023 or December 31, 2022.

Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with maturities of three months or less to be cash equivalents. As of December 31, 2022 and 2021, cash includes cash in a depository bank account; the Company has no cash equivalents as of December 31, 2022 and 2021.

Fair Value Measurements
Fair Value Measurements
The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. “Accounting Standards Codification (ASC) Topic 820”, Fair Value Measurements and Disclosures (“ASC 820”) establishes a hierarchy of inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available.
Under this accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

•	Level 1—Valuations based on quoted prices for identical assets and liabilities in active markets.

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Level 2—Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

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Level 3—Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of and during the three months ended March 31, 2023, and as of and during the twelve months ended December 31, 2022. The carrying amount of accounts payable approximated fair value as they are short term in nature. The fair value of warrants issued for services is estimated based on the Black-Scholes model during the three months ended March 31, 2022 and the three months ended March 31, 2023 . The estimated fair value of warrants issued to underwriters and embedded features, represented Level 3 measurements.

Fair Value Measurements
The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. “Accounting Standards Codification (ASC) Topic 820”, Fair Value Measurements and Disclosures (“ASC 820”) establishes a hierarchy of inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available.
Under this accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

•	Level 1—Valuations based on quoted prices for identical assets and liabilities in active markets.

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Level 2—Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

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Level 3—Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of and during the years ended December 31, 2022 and 2021. The carrying amount of accounts payable approximated fair value as they are short term in nature. The fair value of warrants issued for services is estimated based on the Black-Scholes model during the years ended December 31, 2022 and 2021. The estimated fair value of the warrants issued with the convertible notes, warrants issued to underwriters and embedded features, represented Level 3 measurements.

General and Administrative
General and Administrative
General and administrative expenses primarily consist of costs for corporate functions, including payroll and related expenses, rent, outside legal expenses, insurance costs, and other general and administrative costs.

General and Administrative
General and administrative expenses primarily consist of costs for corporate functions, including payroll and related expenses, depreciation and amortization, rent, outside legal expenses, insurance costs, and other general and administrative costs.

Research and Development
Research and Development
The Company’s research and development expenses consist primarily of costs associated with the Company’s clinical trials, salaries, payroll taxes, employee benefits, and stock-based compensation charges for those individuals involved in ongoing research and development efforts. Research and development costs are expensed as incurred. Advance payments for goods and services that will be used in future research and development activities are expensed when the activity has been performed or when the goods have been received.
As part of the process of preparing the condensed consolidated financial statements, the Company is required to estimate its accrued expenses. This process involves reviewing quotations and contracts, identifying services that have been performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of the actual cost. The majority of the Company’s service providers invoice the Company monthly in arrears for services performed or when contractual milestones are met. The Company makes estimates of its accrued expenses as of each balance sheet date in our consolidated financial statements based on facts and circumstances known to the Company at that time. The Company periodically confirms the accuracy of its estimates with the service providers and makes adjustments if necessary. The significant estimates in the Company’s accrued research and development expenses are related to expenses incurred with respect to CROs, CMOs and other vendors in connection with research and development and manufacturing activities.
The Company bases its expense related to CROs and CMOs on its estimates of the services received and efforts expended pursuant to quotations and contracts with such vendors that conduct research and development and manufacturing activities on the Company’s behalf. The financial terms of these agreements are subject to negotiation, vary from contract to contract and may result in uneven payment flows. There may be instances in which payments made to the Company’s vendors will exceed the level of services provided and result in a prepayment of the applicable research and development or manufacturing expense. In accruing service fees, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from its estimate, the Company adjusts the accrual or prepaid expense accordingly. Although the Company does not expect its estimates to be materially different from amounts actually incurred, the Company’s understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in us reporting amounts that are too high or too low in any particular period. There have been no material changes in estimates for the periods presented.

Research and Development
The Company’s research and development expenses consist primarily of costs associated with the Company’s clinical trials, salaries, payroll taxes, employee benefits, and stock-based compensation charges for those individuals involved in ongoing research and development efforts. Research and development costs are expensed as incurred. Advance payments for goods and services that will be used in future research and development activities are expensed when the activity has been performed or when the goods have been received.
As part of the process of preparing the consolidated financial statements, the Company is required to estimate its accrued expenses. This process involves reviewing quotations and contracts, identifying services that have been performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of the actual cost. The majority of the Company’s service providers invoice the Company monthly in arrears for services performed or when contractual milestones are met. The Company makes estimates of its accrued expenses as of each balance sheet date in our consolidated financial statements based on facts and circumstances known to the Company at that time. The Company periodically confirms the accuracy of its estimates with the service providers and makes adjustments if necessary. The significant estimates in the Company’s accrued research and development expenses are related to expenses incurred with respect to CROs, CMOs and other vendors in connection with research and development and manufacturing activities.
The Company bases its expense related to CROs and CMOs on its estimates of the services received and efforts expended pursuant to quotations and contracts with such vendors that conduct research and development and manufacturing activities on the Company’s behalf. The financial terms of these agreements are subject to negotiation, vary from contract to contract and may result in uneven payment flows. There may be instances in which payments made to the Company’s vendors will exceed the level of services provided and result in a prepayment of the applicable research and development or manufacturing expense. In accruing service fees, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from its estimate, the Company adjusts the accrual or prepaid expense accordingly. Although the Company does not expect its estimates to be materially different from amounts actually incurred, the Company’s understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in us reporting amounts that are too high or too low in any particular period. There have been no material changes in estimates for the periods presented.

Research and Development Incentive
Research and Development Incentive
The Company recognizes other income from Australian research and development incentives when there is reasonable assurance that the income will be received, the relevant expenditure has been incurred, and the consideration can be reliably measured. The research and development incentive is one of the key elements of the Australian Government’s support for Australia’s innovation system and is supported by legislative law primarily in the form of the Australian Income Tax Assessment Act 1997, as long as eligibility criteria are met. Under the program, a percentage of eligible research and development expenses incurred by the Company through its subsidiary in Australia are reimbursed.
Management has assessed the Company’s research and development activities and expenditures to determine which activities and expenditures are likely to be eligible under the research and development incentive regime described above. At each period end, management estimates the refundable tax offset available to the Company based on available information at the time and it is included in Australian research and development incentives in the condensed consolidated statements of operations.

Research and Development Incentive
The Company recognizes other income from Australian research and development incentives when there is reasonable assurance that the income will be received, the relevant expenditure has been incurred, and the consideration can be reliably measured. The research and development incentive is one of the key elements of the Australian Government’s support for Australia’s innovation system and is supported by legislative law primarily in the form of the Australian Income Tax Assessment Act 1997, as long as eligibility criteria are met. Under the program, a percentage of eligible research and development expenses incurred by the Company through its subsidiary in Australia are reimbursed.
Management has assessed the Company’s research and development activities and expenditures to determine which activities and expenditures are likely to be eligible under the research and development incentive regime described above. At each period end, management estimates the refundable tax offset available to the Company based on available information at the time and it is included in Australian research and development incentives in the consolidated statements of operations.

Derivative Financial Instruments
Derivative Financial Instruments
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, to determine if such instruments contain features that qualify as embedded derivatives.
Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the statement of operations each period.

Derivative Financial Instruments
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, to determine if such instruments contain features that qualify as embedded derivatives.
Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the statement of operations each period.

Stock-Based Compensation
Stock-Based Compensation
The Company records share-based compensation for awards granted to employees, non-employees, and to members of the board of directors based on the grant date fair value of awards issued, and the expense is recorded on a straight-line basis over the requisite service period. Forfeitures are recognized when they occur.
The Company uses the Black-Scholes-Merton option pricing model to determine the fair value of stock options and warrants. The use of the Black-Scholes-Merton option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock. The Company has concluded that its historical share option exercise experience does not provide a reasonable basis upon which to estimate expected term. Therefore, the expected term was determined according to the simplified method, which is the average of the vesting tranche dates and the contractual term. Due to the lack of company specific historical and implied volatility data, the estimate of expected volatility is primarily based on the historical volatility of a group of similar companies that are publicly traded. For these analyses, companies with comparable characteristics are selected, including enterprise value and position within the industry, and with historical share price information sufficient to meet the expected life of the share-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of its share-based awards. The risk-free interest rate is determined by reference to U.S. Treasury zero-coupon issues with remaining maturities similar to the expected term of the options. The Company has not paid, and does not anticipate paying, cash dividends on shares of its common stock.
Prior to the initial public offering, in order to estimate the fair value of shares of the common stock, the Company’s board of directors considered, among other things, sales of common stock to third party investors and valuations of common stock, business, financial condition and results of operations, including related industry trends affecting operations; the likelihood of achieving a liquidity event, such as an initial public offering, or sale, given prevailing market conditions; the lack of marketability of our common stock; the market performance of comparable publicly traded companies; and U.S. and global economic and capital market conditions.
During the three months ended March 31, 2023, 40,500 restricted shares of common stock were issued. There were no issuances of restricted stock awards during three months ended March 31, 2022. The fair value of restricted stock awards is based on the common stock price.
All stock-based compensation costs are recorded in general and administrative or research and development costs in the condensed consolidated statements of operations based upon the underlying individual’s role at the Company.

Stock-Based Compensation
The Company records share-based compensation for awards granted to employees, non-employees, and to members of the board of directors based on the grant date fair value of awards issued, and the expense is recorded on a straight-line basis over the requisite service period. Forfeitures are recognized when they occur.
The Company uses the Black-Scholes-Merton option pricing model to determine the fair value of stock options and warrants. The use of the Black-Scholes-Merton option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock. The Company has concluded that its historical share option exercise experience does not provide a reasonable basis upon which to estimate expected term. Therefore, the expected term was determined according to the simplified method, which is the average of the vesting tranche dates and the contractual term. Due to the lack of company specific historical and implied volatility data, the estimate of expected volatility is primarily based on the historical volatility of a group of similar companies that are publicly traded. For these analyses, companies with comparable characteristics are selected, including enterprise value and position within the industry, and with historical share price information sufficient to meet the expected life of the share-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of its share-based awards. The risk-free interest rate is determined by reference to U.S. Treasury zero-coupon issues with remaining maturities similar to the expected term of the options. The Company has not paid, and does not anticipate paying, cash dividends on shares of its common stock.
Prior to the offering, in order to estimate the fair value of shares of the common stock, the Company’s board of directors considered, among other things, sales of common stock to third party investors and valuations of common stock, business, financial condition and results of operations, including related industry trends affecting operations; the likelihood of achieving a liquidity event, such as an offering, or sale, given prevailing market conditions; the lack of marketability of our common stock; the market performance of comparable publicly traded companies; and U.S. and global economic and capital market conditions.
All stock-based compensation costs are recorded in general and administrative or research and development costs in the consolidated statements of operations based upon the underlying individual’s role at the Company.

Common Stock Warrants
Common Stock Warrants
The Company accounts for common stock warrants as either equity instruments or as liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), depending on the specific terms of the warrant agreement.

When warrants are issued for services provided by non-employees, under ASC 718, Compensation – Stock Compensation (“ASC 718”), the warrants shall be classified as a liability if 1) the underlying shares are classified as liabilities or 2) the entity can be required under any circumstances to settle the warrant by transferring cash or other assets. The measurement of equity-classified non-employee share-based payments is generally fixed on the grant date and are considered compensatory, as defined by ASC 718.

Common Stock Warrants
The Company accounts for common stock warrants as either equity instruments or liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), depending on the specific terms of the warrant agreement.
When warrants are issued for services to non-employees, under ASC 718, Compensation – Stock Compensation (“ASC 718”), the warrants shall be classified as a liability if 1) the underlying shares are classified as liabilities or 2) the entity can be required under any circumstances to settle the warrant by transferring cash or other assets. The measurement of equity-classified non-employee share-based payments is generally fixed on the grant date and are considered compensatory, as defined by ASC 718.

Income Taxes
Income Taxes
Income taxes are recorded in accordance with ASC 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company recognizes any interest and penalties accrued related to unrecognized tax benefits as income tax expense.

Income Taxes
Income taxes are recorded in accordance with ASC 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company recognizes any interest and penalties accrued related to unrecognized tax benefits as income tax expense.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs are included in other assets and consist of legal, accounting, underwriting fees and other costs incurred through the December 31, 2022 and the March 31, 2023 balance sheet date that are directly related to a planned follow-on offering and will be charged to additional paid-in capital upon the completion of the follow-on offering.

Deferred Offering Costs
Deferred offering costs were included in other assets and consisted of legal, accounting, underwriting fees and other costs incurred through the December 31, 2021 balance sheet date that are directly related to the initial public offering and were charged to additional paid-in capital upon the completion of the initial public offering on August 1, 2022.
Deferred offering costs were included in other assets and consisted of legal, accounting, underwriting fees and other costs incurred through the December 31, 2022 balance sheet date that are directly related to a planned follow on offering and will be charged to additional paid-in capital upon the completion of the follow on offering.

Net Loss Per Share
Net Loss Per Share
Basic loss per share of common stock is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net loss per share is calculated by adjusting the weighted-average number of shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method. Diluted loss per share excludes, when applicable, the potential impact of stock options, unvested shares of restricted stock awards, and common stock warrants because their effect would be anti-dilutive due to our net loss. Gains on warrant liabilities are only considered dilutive when the average market price of the common stock during the period exceeds the exercise price of the warrants. Since the Company had a net loss in each of the periods presented, basic and diluted net loss per common share are the same.
The following table summarizes the Company’s potentially dilutive securities, in common share equivalents, which have been excluded from the calculation of dilutive loss per share as their effect would be anti-dilutive:

	Three Months Ended March 31,
	2023	2022
Shares issuable upon exercise of stock options	7,217,915	5,859,589
Shares issuable upon exercise of warrants	796,985	1,250,006
Unvested restricted stock awards	—	29,168

Net Loss Per Share
Basic loss per share of common stock is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net loss per share is calculated by adjusting the weighted-average number of shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method. Diluted loss per share excludes, when applicable, the potential impact of stock options, unvested shares of restricted stock awards, and common stock warrants because their effect would be anti-dilutive due to our net loss. Gains on warrant liabilities are only considered dilutive when the average market price of the common stock during the period exceeds the exercise price of the warrants. Since the Company had a net loss in each of the periods presented, basic and diluted net loss per common share are the same.
The following table summarizes the Company’s potentially dilutive securities, in common share equivalents, which have been excluded from the calculation of dilutive loss per share as their effect would be anti-dilutive:

	Years Ended December 31,
	2022	2021
Shares issuable upon exercise of stock options	6,545,628	5,797,185
Shares issuable upon exercise of warrants	796,985	1,311,117
Unvested restricted stock awards	—	58,333

Recent Accounting Standards
Recent Accounting Standards
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

Recent Accounting Standards
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

Leases
Leases
In February 2016, the FASB issued ASU No. 2016-02, as amended, Leases (“Topic 842”), which applies to all leases. Under Topic 842, a right-of-use asset and lease obligation will be recorded for all leases, whether operating or financing leases, while the statement of operations will reflect lease expense for operating leases and amortization and interest expense for financing leases. Topic 842 is effective for public entities for fiscal years beginning after December 15, 2018 and periods beginning after December 15, 2021 for all other entities. Entities are required to use a modified retrospective approach of adoption for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. The Company adopted this new standard as of January 1, 2022. At the inception of an arrangement the Company determines whether the arrangement is or contains a lease based on the circumstances present. Currently none of the Company’s operating lease commitments are subject to the new standard as its leases are short-term in nature (i.e., less than twelve months).

Leases
In February 2016, the FASB issued ASU No. 2016-02, as amended, Leases (“Topic 842”), which applies to all leases. Under Topic 842, a right-of-use asset and lease obligation will be recorded for all leases, whether operating or financing leases, while the statement of operations will reflect lease expense for operating leases and amortization and interest expense for financing leases. Topic 842 is effective for public entities for fiscal years beginning after December 15, 2018 and periods beginning after December 15, 2021 for all other entities. Entities are required to use a modified retrospective approach of adoption for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. The Company adopted this new standard as of January 1, 2022. At the inception of an arrangement the Company determines whether the arrangement is or contains a lease based on the circumstances present. All leases with a term greater than one year are recognized on the condensed consolidated balance sheet as right-of-use assets, lease liabilities and, if applicable, long-term lease liabilities. The Company has elected not to recognize on the consolidated balance sheet leases with terms of one-year or less if entered into. Lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the expected lease term. The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company utilizes the appropriate incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Certain adjustments to the right-of-use asset may be required for items such as initial direct costs paid or incentives received. At the inception of an arrangement the Company determines whether the arrangement is or contains a lease based on the circumstances present. Currently none of the Company’s operating lease commitments are subject to the new standard as its leases are short-term in nature (i.e., less than twelve months).